Taxes (Details 2) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Current assets	$ 758	$ 658
Non-current assets	207	365
Total	965	1,023
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets	756	653
Non-current assets	207	365
Total	963	1,018
Other Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Current assets	2	5
Total	$ 2	$ 5